Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net sales	$ 3,707	$ 2,357	$ 6,106	$ 4,608	$ 9,128	$ 7,904	$ 6,760
Other revenues from operations	204	183	396	376	770	227	139
Net gain from investment activities	278	590	336	1,207	1,905	814	1,406
Interest and dividend income	17	27	42	61	117	191	239
Other (loss) income, net	(1)	(15)	9	(32)	(65)	(45)	(1)
Total Revenues	4,205	3,142	6,889	6,220	11,855	9,091	8,543
Expenses:
Cost of goods sold	3,229	2,009	5,301	3,934	7,872	6,759	5,842
Other expenses from operations	108	104	214	212	426	144	98
Selling, general and administrative	337	304	646	623	1,241	1,017	1,012
Restructuring	9	1	16	4	11	16	51
Impairment	32	3	34	3	71	12	41
Interest expense	128	113	245	222	435	387	312
Total Expenses	3,843	2,534	6,456	4,998	10,056	8,335	7,356
Income before income tax benefit (expense)	362	608	433	1,222	1,799	756	1,187
Income tax benefit (expense)	88	(24)	118	(42)	(34)	(9)	44
Income from continuing operations					1,765	747	1,231
Income (loss) from discontinued operations					0	(1)	1
Net income	450	584	551	1,180	1,765	746	1,232
Less: net income attributable to non-controlling interests	(210)	(295)	(262)	(651)	(1,014)	(544)	(972)
Net income attributable to Icahn Enterprises Holdings	240	289	289	529	751	202	260
Net income attributable to Icahn Enterprises Holdings allocable to:
Limited partner	237	286	286	524	743	200	239
General partner	3	3	3	5	8	2	21
Net income attributable to Icahn Enterprises Holdings	$ 240	$ 289	$ 289	$ 529	$ 751	$ 202	$ 260